CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Net revenue	$ 92,373	$ 73,760	$ 273,868	$ 218,138
Cost of goods sold	60,657		82,124	76,561
Gross profit	31,716		191,744	141,577
Selling, general and administrative	90,722	58,155	245,297	223,508
Loss on impairment of goodwill	68,715	0	5,031	0
Total operating expenses	159,437	58,155	250,328	223,508
Total operating loss	(127,721)	(15,263)	(58,584)	(81,931)
Interest expense, net	6,230	6,652	17,155	18,906
Change in fair value of derivative warrant liabilities (Note 9)	(6,793)	0	(23,627)	10,337
Other (income) expense, net	(798)	(971)	(3,574)	1,769
Total other expenses (income), net	(1,361)	5,681	(10,046)	31,012
Loss before income taxes	(126,360)	(20,944)	(48,538)	(112,943)
Income tax expense (benefit)	(5,803)	113	110	(6,975)
Net loss	(120,557)	(21,057)	(48,648)	(105,968)
Net loss attributable to noncontrolling interests	(24,990)	0	(6,205)	(15,987)
Net loss attributable to Class A shareholders	$ (95,567)	$ (21,057)	$ (42,443)	$ (89,981)
Net loss per share attributable to Class A shareholders (Note 14):
Basic (in dollars per share)	$ (1.11)	$ (2.63)	$ (0.39)	$ (0.99)
Diluted (in dollars per share)	$ (1.11)	$ (2.63)	$ (0.39)	$ (0.99)
Shares used in computing net loss per share (Note 14):
Basic (in shares)	86,460,560	8,000,002	109,295,742	91,158,500
Diluted (in shares)	86,460,560	8,000,002	109,295,742	91,158,500
Other comprehensive income (loss) — foreign currency translation adjustments, net of tax	$ (36)	$ 96	$ 450	$ (147)
Comprehensive loss	(120,593)	(20,961)	(48,198)	(106,115)
Comprehensive loss attributable to noncontrolling interests	(24,997)	0	(6,148)	(16,012)
Comprehensive loss attributable to Class A shareholders	$ (95,596)	$ (20,961)	$ (42,050)	$ (90,103)